Cover	Oct. 19, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 19, 2026
Entity File Number	001-41065
Entity Registrant Name	Braze, Inc.
Entity Central Index Key	0001676238
Entity Tax Identification Number	45-2505271
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	63 Madison Building
Entity Address, Address Line Two	28 East 28th Street
Entity Address, Address Line Three	Floor 12
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10016
City Area Code	609
Local Phone Number	964-0585
Written Communications	false
Soliciting Material	true
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock, par value $0.0001 per share
Trading Symbol	BRZE
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false